UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21694

                      MELLON OPTIMA L/S STRATEGY FUND, LLC
               (Exact name of registrant as specified in charter)

                           BNY Mellon Financial Center
                           One Boston Place, 024-0071
                           Boston, Massachusetts 02108
               (Address of principal executive offices) (Zip code)

                             Peter M. Sullivan, Esq.
                           BNY Mellon Financial Center
                           One Boston Place, 024-0081
                           Boston, Massachusetts 02108
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (617) 722-7000

                        Date of fiscal year end: March 31

                     Date of reporting period: June 30, 2009

ITEM 1 -- SCHEDULE OF INVESTMENTS.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

               SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

                                                                                            PERCENTAGE OF
INVESTMENT FUNDS                                                  COST           VALUE        NET ASSETS       LIQUIDITY
----------------                                             -------------   ------------   -------------   ---------------
OPPORTUNISTIC
Glenview Institutional Partners, L.P.                        $  30,000,000   $ 22,850,728        4.0%       Quarterly (a)
Hunter Global Investors Fund I, L.P.                            22,127,412     27,639,906        4.9%       Quarterly +
Karsh Capital II, L.P.                                          24,442,165     32,079,202        5.6%       Quarterly +
Kingdon Associates                                              25,283,055     31,157,707        5.5%       Quarterly +
Raptor Global Fund, L.P.                                        23,077,139     19,623,578        3.5%       ++
                                                             -------------   ------------      -----
                                                               124,929,771    133,351,121       23.5%
                                                             -------------   ------------      -----
GROWTH
Alydar QP Fund, L.P.                                            20,570,236     27,658,857        4.9%       Quarterly +
Chilton QP Investment Partners, L.P.                             8,246,559      8,004,041        1.4%       Annually +
Fox Point QP Fund, L.P.                                         25,000,000     20,669,855        3.6%       Bi-Annually (b)
Highbridge Long/Short Equity Fund, L.P.                         21,643,955     33,833,941        6.0%       Quarterly +
Maverick Fund USA, Ltd.                                         21,711,185     21,600,386        3.8%       Quarterly +
Miura Global Partners II, L.P.                                  20,000,000     19,029,969        3.3%       Monthly +
Pequot Capital                                                  23,000,000     27,691,207        4.9%       ++
                                                             -------------   ------------      -----
                                                               140,171,935    158,488,256       27.9%
                                                             -------------   ------------      -----
VALUE
Amici Qualified Associates, L.P.                                25,173,447     32,783,728        5.8%       Quarterly +
Bay II Resource Partners, L.P.                                   8,500,000      8,704,014        1.5%       Quarterly +
Clovis Capital Partners Institutional, L.P.                     25,247,705     27,884,033        4.9%       Quarterly +
Delta Institutional, L.P.                                        6,248,644      5,438,421        1.0%       Quarterly +
Delta Institutional Holdings, L.P.                                 858,117        892,196        0.2%       ++
Oscar S. Schafer & Partners II, L.P.                            25,000,000     17,674,080        3.1%       Annually (c)
Shoshone Partners, L.P.                                         17,299,000     18,563,800        3.3%       Annually +
Thruway Partners, L.P.                                          24,068,756     25,368,056        4.4%       Quarterly +
                                                             -------------   ------------      -----
                                                               132,395,669    137,308,328       24.2%
                                                             -------------   ------------      -----
GLOBAL
Asian Century Quest Fund (QP), L.P.                             19,000,000     22,863,490        4.0%       Quarterly +
Calypso Qualified Partners, L.P.                                20,500,000     25,526,618        4.5%       Monthly +
Lansdowne European Strategic Equity Fund, L.P.                  25,500,000     25,585,184        4.5%       Monthly +
                                                             -------------   ------------      -----
                                                                65,000,000     73,975,292       13.0%
                                                             -------------   ------------      -----
TOTAL INVESTMENT FUNDS                                         462,497,375    503,122,997       88.6%
                                                             -------------   ------------      -----
AFFILIATED INVESTMENT
Dreyfus Institutional Preferred Plus Money Market Fund (d)      31,306,172     31,306,172        5.5%       Daily +
                                                             -------------   ------------      -----
TOTAL INVESTMENTS                                            $ 493,803,547    534,429,169       94.1%
                                                             =============   ------------      -----
ASSETS IN EXCESS OF OTHER LIABILITIES                                          33,204,076        5.9%
                                                                             ------------      -----
TOTAL NET ASSETS                                                             $567,633,245      100.0%
                                                                             ============      =====

(a) Investments have a 2 year lock-up period. $20 million was invested on 4/1/08 and $10 million was invested on 5/1/08.

(b) Investments have a 25 month lock-up period. $10 million was invested on 1/1/08 and $15 million was invested on 2/1/08.

(c) Investments have a 1 year lock-up period. $25 million was invested on 7/1/08.

(d) Investment in affiliated money market mutual fund. The 7-day yield at 06/30/09 was 0.13%.

+    The investment amount has no lock-up or other redemption restrictions.

++   Investment is currently in liquidation.

Detailed information about the Investment Funds is not available.

                      MELLON OPTIMA L/S STRATEGY FUND, LLC

               SCHEDULE OF INVESTMENTS - JUNE 30, 2009 (UNAUDITED)

At June 30, 2009, the aggregate cost of investment funds for tax purposes was expected to be similar to book bost of $493,803,547. At June 30, 2009, accumulated net realized appreciation on investment funds was $40,625,622, consisting of $65,018,091 of gross unreaized appreciation and $24,392,469 of gross unrealized depreciation.

The following is a summary of the inputs used as of June 30, 2009 in valuing the Fund's investments carried at fair value:

                                                              LEVEL 2 - OTHER
                                                          SIGNIFICANT OBSERVABLE    LEVEL 3 - SIGNIFICANT
INVESTMENTS IN SECURITIES   LEVEL 1 - QUOTED PRICES ($)         INPUTS ($)         UNOBSERVABLE INPUTS ($)    TOTAL ($)
-------------------------   ---------------------------   ----------------------   -----------------------   -----------
Investment Funds                             --                     --                   503,122,997         503,122,997
Affiliated Investment                31,306,172                     --                            --          31,306,172
TOTAL                                31,306,172                     --                   503,122,997         534,429,169

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

                                     INVESTMENTS IN
                                     SECURITIES ($)
                                     --------------
BALANCE AS OF 3/31/2009                473,221,777
REALIZED GAIN (LOSS)                        17,768
CHANGE IN UNREALIZED APPRECIATION       10,080,855
NET PURCHASES (SALES)                   19,802,597
TRANSFERS IN AND/OR OUT OF LEVEL 3              --
BALANCE AS OF 6/30/2009                503,122,997

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

ITEM 2 -- CONTROLS AND PROCEDURES.

     (a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date.

     (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3 -- EXHIBITS.

     Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        MELLON OPTIMA L/S STRATEGY FUND, LLC


                                        By: /s/ STEVEN M. ANDERSON
                                            ------------------------------------
                                            Steven M. Anderson
                                            Treasurer

                                        Date: August 27, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                        By: /s/ STEVEN M. ANDERSON
                                            ------------------------------------
                                            Steven M. Anderson
                                            Treasurer

                                        Date: August 27, 2009


                                        By: /s/ DAVID K. MOSSMAN
                                            ------------------------------------
                                            David K. Mossman
                                            President

                                        Date: August 27, 2009